Offerings	Feb. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Offering Note
(1)
The securities being registered hereby may be convertible into or exchangeable or exercisable for other securities of any identified class. In addition to the securities set forth in the table, there is being registered hereunder such indeterminate aggregate number or amount, as the case may be, of the securities of each identified class as may from time to time be issued in connection with any stock split, stock dividend or similar transaction, including under any applicable anti-dilution provisions (including, without limitation, upon adjustment of the conversion or exchange rate thereof). Separate consideration may or may not be received for securities that are issued upon the conversion or exercise of, or in exchange for, other securities offered hereby.
(2)
Consisting of some or all of the securities listed above, in any combination, including common stock, preferred stock, debt securities and warrants.
(3)
Pursuant to Instruction 2.A.iii.b. of Item 16(b) of Form S-3, this information is not specified as to each class of securities in the above five rows (the “Shelf Securities”) to be registered. There is being registered hereby such indeterminate number of the securities of each identified class of Shelf Securities as may from time to time be issued at indeterminate prices. Shelf Securities registered hereby may be offered for U.S. dollars or the equivalent thereof in foreign currencies.
(4)
Represents the resale of 1,331,452 shares of the registrant’s common stock by the selling stockholders named in the Registration Statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.
(5)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per share and the maximum aggregate offering price are based upon the average of the high and low prices per share of common stock as reported on the Nasdaq Capital Market on January 30, 2025, a date within five business days prior to the filing of this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Offering Note
(1)
The securities being registered hereby may be convertible into or exchangeable or exercisable for other securities of any identified class. In addition to the securities set forth in the table, there is being registered hereunder such indeterminate aggregate number or amount, as the case may be, of the securities of each identified class as may from time to time be issued in connection with any stock split, stock dividend or similar transaction, including under any applicable anti-dilution provisions (including, without limitation, upon adjustment of the conversion or exchange rate thereof). Separate consideration may or may not be received for securities that are issued upon the conversion or exercise of, or in exchange for, other securities offered hereby.
(2)
Consisting of some or all of the securities listed above, in any combination, including common stock, preferred stock, debt securities and warrants.
(3)
Pursuant to Instruction 2.A.iii.b. of Item 16(b) of Form S-3, this information is not specified as to each class of securities in the above five rows (the “Shelf Securities”) to be registered. There is being registered hereby such indeterminate number of the securities of each identified class of Shelf Securities as may from time to time be issued at indeterminate prices. Shelf Securities registered hereby may be offered for U.S. dollars or the equivalent thereof in foreign currencies.
(4)
Represents the resale of 1,331,452 shares of the registrant’s common stock by the selling stockholders named in the Registration Statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.
(5)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per share and the maximum aggregate offering price are based upon the average of the high and low prices per share of common stock as reported on the Nasdaq Capital Market on January 30, 2025, a date within five business days prior to the filing of this Registration Statement.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
The securities being registered hereby may be convertible into or exchangeable or exercisable for other securities of any identified class. In addition to the securities set forth in the table, there is being registered hereunder such indeterminate aggregate number or amount, as the case may be, of the securities of each identified class as may from time to time be issued in connection with any stock split, stock dividend or similar transaction, including under any applicable anti-dilution provisions (including, without limitation, upon adjustment of the conversion or exchange rate thereof). Separate consideration may or may not be received for securities that are issued upon the conversion or exercise of, or in exchange for, other securities offered hereby.
(2)
Consisting of some or all of the securities listed above, in any combination, including common stock, preferred stock, debt securities and warrants.
(3)
Pursuant to Instruction 2.A.iii.b. of Item 16(b) of Form S-3, this information is not specified as to each class of securities in the above five rows (the “Shelf Securities”) to be registered. There is being registered hereby such indeterminate number of the securities of each identified class of Shelf Securities as may from time to time be issued at indeterminate prices. Shelf Securities registered hereby may be offered for U.S. dollars or the equivalent thereof in foreign currencies.
(4)
Represents the resale of 1,331,452 shares of the registrant’s common stock by the selling stockholders named in the Registration Statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.
(5)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per share and the maximum aggregate offering price are based upon the average of the high and low prices per share of common stock as reported on the Nasdaq Capital Market on January 30, 2025, a date within five business days prior to the filing of this Registration Statement.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants
Offering Note
(1)
The securities being registered hereby may be convertible into or exchangeable or exercisable for other securities of any identified class. In addition to the securities set forth in the table, there is being registered hereunder such indeterminate aggregate number or amount, as the case may be, of the securities of each identified class as may from time to time be issued in connection with any stock split, stock dividend or similar transaction, including under any applicable anti-dilution provisions (including, without limitation, upon adjustment of the conversion or exchange rate thereof). Separate consideration may or may not be received for securities that are issued upon the conversion or exercise of, or in exchange for, other securities offered hereby.
(2)
Consisting of some or all of the securities listed above, in any combination, including common stock, preferred stock, debt securities and warrants.
(3)
Pursuant to Instruction 2.A.iii.b. of Item 16(b) of Form S-3, this information is not specified as to each class of securities in the above five rows (the “Shelf Securities”) to be registered. There is being registered hereby such indeterminate number of the securities of each identified class of Shelf Securities as may from time to time be issued at indeterminate prices. Shelf Securities registered hereby may be offered for U.S. dollars or the equivalent thereof in foreign currencies.
(4)
Represents the resale of 1,331,452 shares of the registrant’s common stock by the selling stockholders named in the Registration Statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.
(5)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per share and the maximum aggregate offering price are based upon the average of the high and low prices per share of common stock as reported on the Nasdaq Capital Market on January 30, 2025, a date within five business days prior to the filing of this Registration Statement.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)
The securities being registered hereby may be convertible into or exchangeable or exercisable for other securities of any identified class. In addition to the securities set forth in the table, there is being registered hereunder such indeterminate aggregate number or amount, as the case may be, of the securities of each identified class as may from time to time be issued in connection with any stock split, stock dividend or similar transaction, including under any applicable anti-dilution provisions (including, without limitation, upon adjustment of the conversion or exchange rate thereof). Separate consideration may or may not be received for securities that are issued upon the conversion or exercise of, or in exchange for, other securities offered hereby.
(2)
Consisting of some or all of the securities listed above, in any combination, including common stock, preferred stock, debt securities and warrants.
(3)
Pursuant to Instruction 2.A.iii.b. of Item 16(b) of Form S-3, this information is not specified as to each class of securities in the above five rows (the “Shelf Securities”) to be registered. There is being registered hereby such indeterminate number of the securities of each identified class of Shelf Securities as may from time to time be issued at indeterminate prices. Shelf Securities registered hereby may be offered for U.S. dollars or the equivalent thereof in foreign currencies.
(4)
Represents the resale of 1,331,452 shares of the registrant’s common stock by the selling stockholders named in the Registration Statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.
(5)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per share and the maximum aggregate offering price are based upon the average of the high and low prices per share of common stock as reported on the Nasdaq Capital Market on January 30, 2025, a date within five business days prior to the filing of this Registration Statement.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,310
Offering Note
(1)
The securities being registered hereby may be convertible into or exchangeable or exercisable for other securities of any identified class. In addition to the securities set forth in the table, there is being registered hereunder such indeterminate aggregate number or amount, as the case may be, of the securities of each identified class as may from time to time be issued in connection with any stock split, stock dividend or similar transaction, including under any applicable anti-dilution provisions (including, without limitation, upon adjustment of the conversion or exchange rate thereof). Separate consideration may or may not be received for securities that are issued upon the conversion or exercise of, or in exchange for, other securities offered hereby.
(2)
Consisting of some or all of the securities listed above, in any combination, including common stock, preferred stock, debt securities and warrants.
(3)
Pursuant to Instruction 2.A.iii.b. of Item 16(b) of Form S-3, this information is not specified as to each class of securities in the above five rows (the “Shelf Securities”) to be registered. There is being registered hereby such indeterminate number of the securities of each identified class of Shelf Securities as may from time to time be issued at indeterminate prices. Shelf Securities registered hereby may be offered for U.S. dollars or the equivalent thereof in foreign currencies.
(4)
Represents the resale of 1,331,452 shares of the registrant’s common stock by the selling stockholders named in the Registration Statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.
(5)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per share and the maximum aggregate offering price are based upon the average of the high and low prices per share of common stock as reported on the Nasdaq Capital Market on January 30, 2025, a date within five business days prior to the filing of this Registration Statement.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	17,397,460
Proposed Maximum Offering Price per Unit	0.409
Maximum Aggregate Offering Price	$ 7,115,561.14
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,089.39
Offering Note
(1)
The securities being registered hereby may be convertible into or exchangeable or exercisable for other securities of any identified class. In addition to the securities set forth in the table, there is being registered hereunder such indeterminate aggregate number or amount, as the case may be, of the securities of each identified class as may from time to time be issued in connection with any stock split, stock dividend or similar transaction, including under any applicable anti-dilution provisions (including, without limitation, upon adjustment of the conversion or exchange rate thereof). Separate consideration may or may not be received for securities that are issued upon the conversion or exercise of, or in exchange for, other securities offered hereby.
(2)
Consisting of some or all of the securities listed above, in any combination, including common stock, preferred stock, debt securities and warrants.
(3)
Pursuant to Instruction 2.A.iii.b. of Item 16(b) of Form S-3, this information is not specified as to each class of securities in the above five rows (the “Shelf Securities”) to be registered. There is being registered hereby such indeterminate number of the securities of each identified class of Shelf Securities as may from time to time be issued at indeterminate prices. Shelf Securities registered hereby may be offered for U.S. dollars or the equivalent thereof in foreign currencies.
(4)
Represents the resale of 1,331,452 shares of the registrant’s common stock by the selling stockholders named in the Registration Statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.
(5)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per share and the maximum aggregate offering price are based upon the average of the high and low prices per share of common stock as reported on the Nasdaq Capital Market on January 30, 2025, a date within five business days prior to the filing of this Registration Statement.